Risk Management - Forward foreign exchange contracts (Details) - Foreign currency forward contracts € in Thousands, $ in Thousands	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Notional amount		$ 98,381
EUR | Less than 3 months
Disclosure of financial assets [line items]
Average exchange rate	1.2019	1.2019
Notional amount	€ 2,080	$ 2,500
RMB | Less than 3 months
Disclosure of financial assets [line items]
Average exchange rate	6.7622	6.7622
Notional amount	€ 648,364	$ 95,881
Financial assets at fair value through profit or loss | Recurring fair value measurement
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)		2,109
Financial assets at fair value through profit or loss | Recurring fair value measurement | EUR | Less than 3 months
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)		(2)
Financial assets at fair value through profit or loss | Recurring fair value measurement | RMB | Less than 3 months
Disclosure of financial assets [line items]
Net Fair value assets (liabilities)		$ 2,111